UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund, Inc.
Schedule of Investments  (unaudited)
January 31, 2008

	Shares or Principal Amount		Value
Common Stocks 96.1%
Aerospace and Defense 4.2%
AeroVironment*	37,600	shs.	$865,176
Ceradyne*	23,288		1,121,317
Taser International*	57,700		662,973

			2,649,466

Auto Components 1.0%
Amerigon*	37,600		643,712

Biotechnology 4.6%
BioMarin Pharmaceutical*	8,300		307,598
Cubist Pharmaceuticals*	32,583		553,585
Human Genome Sciences*	51,000		284,580
Neurocrine Biosciences*	75,800		408,562
PDL BioPharma*	37,300		556,889
Pharmion*	7,300		503,335
United Therapeutics*	3,500		293,930

			2,908,479

Capital Markets 3.0%
Evercore Partners (Class A)	20,900		380,380
GFI Group*	4,400		388,124
Hercules Technology Growth Capital	40,800		475,320
Investment Technology Group*	11,400		535,458
Riskmetrics Group*	5,400		114,426

			1,893,708

Chemicals 3.0%
Zoltek*	52,300		1,908,950

Commercial Services and Supplies 9.5%
Corrections Corporation of America*	51,744		1,373,286
Diamond Management and Technology Consultants	22,039		102,481
FTI Consulting*	27,600		1,526,556
The GEO Group*	50,700		1,212,744
Huron Consulting Group*	24,850		1,784,727

			5,999,794

Communications Equipment 3.0%
ADC Telecommunications*	29,500		436,305
Foundry Networks*	74,900		1,033,620
Ixia*	58,900		435,860

			1,905,785

Computers and Peripherals 0.5%
Synaptics*	10,600		280,900

Construction and Engineering 0.7%
Great Lakes Dredge & Dock	71,600		453,228

Distributors 1.1%
LKQ*	39,900		713,811

Diversified Consumer Services 0.9%
Corinthian Colleges*	68,100		575,445

Diversified Telecommunication Services 0.6%
Time Warner Telecom (Class A)*	22,700		396,796

Electronic Equipment and Instruments 3.5%
Daktronics	41,500		850,335
ICx Technologies*	13,700		123,163
Itron*	14,604		1,203,370

			2,176,868

Energy Equipment and Services 3.7%
Dril-Quip*	14,600		708,684
Geokinetics*	21,900		373,395
Helix Energy Solutions Group*	17,792		657,770
T-3 Energy Services*	13,000		584,870

			2,324,719

Health Care Equipment and Supplies 2.8%
American Medical Systems Holdings*	57,600		823,104
Hologic*	8,500		547,060
Integra LifeSciences Holdings*	10,167		422,947

			1,793,111

Health Care Providers and Services 9.8%
Amsurg*	18,800		484,288
Centene*	42,700		1,022,238
Cross Country Healthcare*	53,500		675,705
Five Star Quality Care*	105,500		804,965
Gentiva Health Services*	48,500		896,280
Pediatrix Medical Group*	13,598		925,888
Skilled Healthcare Group (Class A)*	75,600		1,050,840
WellCare Health Plans*	7,600		357,124

			6,217,328

Hotels, Restaurants and Leisure 8.2%
Einstein Noah Restaurant Group*	30,000		555,300
Life Time Fitness*	20,800		922,272
Morgans Hotel Group*	60,267		878,090
Pinnacle Entertainment*	35,800		653,350
Texas Roadhouse (Class A)*	93,954		1,134,025
WMS Industries*	27,300		1,021,020

			5,164,057

Internet Software and Services 6.9%
Ariba*	45,900		457,623
Art Technology Group*	171,600		688,116
DealerTrak Holdings*	28,700		773,752
Omniture*	30,700		758,904
SAVVIS*	14,400		290,880
TechTarget*	34,600		460,526
VistaPrint*	24,251		902,379

			4,332,180

IT Services 0.9%
Information Services Group*	97,000		560,660

Life Sciences Tools and Services 1.8%
PerkinElmer	45,700		1,137,473

Machinery 1.3%
Barnes Group	12,100		322,465
Kaydon	11,520		503,309

			825,774

Marine 1.4%
Kirby*	19,800		910,404

Media 0.9%
Gemstar-TV Guide International*	131,100		565,041

Oil, Gas and Consumable Fuels 4.7%
Cabot Oil & Gas	25,738		995,803
Goodrich Petroleum*	23,700		471,867
Parallel Petroleum*	39,700		551,036
PetroHawk Energy*	60,900		959,175

			2,977,881

Personal Products 1.1%
Chattem*	9,100		698,152

Pharmaceuticals 1.7%
The Medicines*	39,200		671,104
Valeant Pharmaceuticals International*	36,700		415,444

			1,086,548

Real Estate Investment Trusts 0.8%
MFA Mortgage Investments	51,100		521,220

Semiconductors and Semiconductor Equipment 6.8%
Anadigics*	34,300		342,657
Formfactor*	27,830		674,043
Microsemi*	79,722		1,811,284
ON Semiconductor*	70,691		458,078
Tessera Technologies*	26,300		1,030,171

			4,316,233

Software 6.7%
BluePhoenix Solutions*	31,000		462,210
Informatica*	30,964		597,915
Lawson Software*	96,000		834,240
Nuance Communications*	115,175		1,830,131
Quest Software*	21,100		315,445
Take-Two Interactive Software*	13,800		226,872

			4,266,813

Specialty Retail 0.5%
Ulta Salon Cosmetics & Fragrance*	22,400		341,376

Textiles, Apparel and Luxury Goods 0.5%
The Warnaco Group*	9,050		324,804

Total Common Stocks			60,870,716
Fixed Time Deposit 4.5%
BNP Paribas, Grand Cayman 3.05%, 2/1/2008	$2,813,000		2,813,000

Total Investments 100.6%			63,683,716
Other Assets Less Liabilities (0.6)%			(364,466)

Net Assets 100.0%			$63,319,250

________________

* Non-income producing security.
   The cost of investments for federal income tax purposes was $60,940,072. The tax basis gross unrealized appreaciation and depreciation of portfolio securities were  $8,476,807 and $5,733,163 respectively.

Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Fund’s Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value.

To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of small-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 24, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	March 24, 2008

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.